ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2022
Accounts Receivable And Contract Liabilities
ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES

3.	ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES

Revenue Contract Balances

	Contract
	Receivables	Liabilities

Opening balance, January 1, 2022	$-	$-
Customer deposits	-	(779,870)
Changes due to payment, fulfillment of performance obligations or revenues recognized	62,842	489,906
Effect of changes in foreign exchange rates	-	15,772

Balance, December 31, 2022	$62,842	$(274,192)